Cover	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2021
Entity File Number	000-56036
Entity Registrant Name	AUGMEDIX, INC.
Entity Central Index Key	0001769804
Entity Tax Identification Number	83-3299164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1161 Mission Street
Entity Address, Address Line Two	Suite B-100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(888)
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	N/A